FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Disclosure of changes in financial liabilities (Details) - Capital risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	$ 54,904	$ 59,289	$ 26,059
Changes During Period
Liabilities added in respect of new leases	4,883	1,875
Liabilities added in respect of debentures	290,265	22,835	595
Liabilities added in respect of acquisitions	1,047	2,080	39,135
Cash flows paid	(37,739)	(33,031)	(6,988)
Amounts recognized in profit or loss and other changes	24,265	1,856	488
Balance at end of year	337,625	54,904	59,289
Short-term credit
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	25,276	47,477	7,684
Changes During Period
Liabilities added in respect of new leases	0	0	0
Liabilities added in respect of debentures	0	0	39,135
Liabilities added in respect of acquisitions	774	561
Cash flows paid	(26,000)	(23,315)	0
Amounts recognized in profit or loss and other changes	(50)	553	658
Balance at end of year	0	25,276	47,477
Long-term bank loans
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	22,583	1,428	2,496
Changes During Period
Liabilities added in respect of new leases	0	0	0
Liabilities added in respect of debentures	0	22,835	0
Liabilities added in respect of acquisitions	0	0
Cash flows paid	(8,689)	(3,177)	(998)
Amounts recognized in profit or loss and other changes	(209)	1,497	(70)
Balance at end of year	13,685	22,583	1,428
Loans from others
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	0	3,920	7,367
Changes During Period
Liabilities added in respect of new leases	0	0	0
Liabilities added in respect of debentures	0	0	0
Liabilities added in respect of acquisitions	0	0
Cash flows paid	0	(3,837)	(3,626)
Amounts recognized in profit or loss and other changes	0	(83)	179
Balance at end of year	0	0	3,920
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	7,045	6,294	8,150
Changes During Period
Liabilities added in respect of new leases	4,883	1,875	595
Liabilities added in respect of debentures	0	0	0
Liabilities added in respect of acquisitions	273	1,519
Cash flows paid	(3,050)	(2,655)	(2,182)
Amounts recognized in profit or loss and other changes	725	12	(269)
Balance at end of year	9,876	7,045	6,294
Debentures
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	0	0	0
Changes During Period
Liabilities added in respect of new leases	0	0
Liabilities added in respect of debentures	290,265	0	0
Liabilities added in respect of acquisitions	0	0	0
Cash flows paid	0	0	0
Amounts recognized in profit or loss and other changes	23,799	0	0
Balance at end of year	314,064	0	0
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Balance at beginning year	0	170	362
Changes During Period
Liabilities added in respect of new leases	0	0
Liabilities added in respect of debentures	0	0	0
Liabilities added in respect of acquisitions	0	0	0
Cash flows paid	0	(47)	(182)
Amounts recognized in profit or loss and other changes	0	(123)	(10)
Balance at end of year	$ 0	$ 0	$ 170